Provision (Benefit) Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
State	$ (3)	$ 3	$ 2
Foreign	0	1	(22)
Total	(3)	4	(20)
Deferred:
State	(3)	8	15
Foreign	7	17	35
Total	4	25	50
Provision (benefit) for income taxes	$ 1	$ 29	$ 30